EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 28, 2024
Earnings per share [abstract]
Earnings per share
The following table summarises basic and diluted earnings per share calculations for the periods presented:

	Six Months Ended
	28 June 2024	30 June 2023
Profit after taxes attributable to equity shareholders (€ million)	797	854
Basic weighted average number of Shares in issue[1] (million)	460	458
Effect of dilutive potential Shares[2] (million)	—	1
Diluted weighted average number of Shares in issue[1] (million)	460	459
Basic earnings per share (€)	1.73	1.86
Diluted earnings per share (€)	1.73	1.86
[1] As at 28 June 2024 and 30 June 2023, the Group had 460,371,583 and 458,846,191 Shares, respectively, in issue and outstanding.
[2] For the six months ended 28 June 2024 and 30 June 2023, there were no outstanding options to purchase Shares excluded from the diluted earnings per share calculation. The dilutive impact of the remaining options outstanding, unvested restricted stock units and unvested performance share units was included in the effect of dilutive securities.